Goodwill - Schedule of Reconciliation of Changes in Goodwill (Details) - Goodwill - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Reconciliation of changes in intangible assets and goodwill [abstract]
As of beginning of the year	¥ 4,790,723	¥ 4,407,749
Reclassification to assets held for sale (Note 19)	(6,626)	(5,951)
Foreign currency translation differences and others	625,970	388,925
As of end of the year	¥ 5,410,067	¥ 4,790,723